Statements Of Operations (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Winton Series [Member]
Investment Income:
Interest - net	$ 457,889	$ 306,338	$ 361,106
Total Income/(loss)	457,889	306,338	361,106
Expenses:
Incentive Fees	813,809	534,245	(21,347)
Management Fees	1,225,133	1,529,612	1,430,660
Service Fees - Class 1	1,271,915	1,456,391	1,634,324
Trading Fees	285,429	291,849	331,643
Total Expenses	3,596,286	3,812,097	3,375,280
Investment income/(loss) - net	(3,138,397)	(3,505,759)	(3,014,174)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			(4,684,999)
Net change in open trade equity/(deficit)			(3,608,807)
Net realized gain/(loss) on swap contracts	(9,969)
Net unrealized gain/(loss) on swap contracts	7,291
Net unrealized gain/(loss) on U.S. Treasury securities	(2,017)	163,733	(434,210)
Trading commissions			(36,658)
Change in fair value of investments in unconsolidated trading companies	5,869,725	11,846,927	1,026,676
Net gain/(loss) on investments	5,865,030	12,010,660	(7,737,998)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	2,726,633	8,504,901	(10,752,172)
Less: Operations attributable to non-controlling interests			(4,066,993)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	2,726,633	8,504,901	(6,685,179)
Winton Series [Member] | Managing Owner Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS			(139)
Winton Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	3,495	25,499	(22,653)
Winton Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	1,885,111	6,726,042	(5,850,743)
Winton Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	838,027	1,753,360	(811,644)
Winton Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 6.09	$ 17.47	$ (12.84)
Winton Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 11.83	$ 23.89	$ (9.94)
Winton/Graham Series [Member]
Investment Income:
Interest - net	217,875	263,156	259,485
Total Income/(loss)	217,875	263,156	259,485
Expenses:
Incentive Fees	298,707	702,432	350,180
Management Fees	1,382,514	1,959,820	1,583,991
Service Fees - Class 1	1,023,780	1,373,119	1,406,083
Trading Fees	221,789	286,314	285,842
Total Expenses	2,926,790	4,321,685	3,626,096
Investment income/(loss) - net	(2,708,915)	(4,058,529)	(3,366,611)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	798,159	5,481,406	5,853,780
Net change in open trade equity/(deficit)	(1,521,787)	616,950	1,681,991
Net realized gain/(loss) on swap contracts	(5,791)
Net unrealized gain/(loss) on swap contracts	(944)
Net unrealized gain/(loss) on U.S. Treasury securities	(3,545)	159,470	(367,408)
Trading commissions	(274,394)	(613,637)	(342,295)
Change in fair value of investments in unconsolidated trading companies	(1,252,281)	6,322,180	(2,906,982)
Net gain/(loss) on investments	(2,260,583)	11,966,369	3,919,086
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,969,498)	7,907,840	552,475
Less: Operations attributable to non-controlling interests	(470,719)	2,644,623	3,347,600
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,498,779)	5,263,217	(2,795,125)
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,138)	6,701	(1,325)
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(3,872,396)	3,862,904	(2,415,463)
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (620,245)	$ 1,393,612	$ (378,337)
Winton/Graham Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (15.10)	$ 9.77	$ (6.12)
Winton/Graham Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (14.34)	$ 15.65	$ (3.10)